Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entity [Abstract]
Schedule of VIEs’ Consolidated Assets and Liabilities

The carrying amounts of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2024	December 31, 2023

Current asset:	$30,360,111	$31,192,241
Property and equipment, net	8,647,932	9,168,627
Other noncurrent assets	950,084	1,100,961
Total assets	39,958,127	41,461,829
Total liabilities	(2,125,559)	(2,437,839)
Total net assets	$37,832,568	$39,023,990

	December 31, 2024	December 31, 2023
Current liabilities:
Accounts payable	$1,417,587	$1,504,171
Accounts payable – related parties	502	27,885
Deferred revenue	78,427	181,930
Other payables and accrued liabilities	615,970	711,361
Taxes payable	13,073	12,492
Total liabilities	$2,125,559	$2,437,839

Schedule of Operating Results of the VIEs

The summarized operating results of the VIEs are as follows:

	Years Ended December 31,
	2024	2023	2022

Operating revenues	$622,690	$1,580,058	$17,813,254
(Loss) income from operations	$(1,156,651)	$(1,381,430)	$6,728,516
Net (loss) income	$(623,395)	$(923,214)	$7,314,651